Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Insight Fund
Entity Central Index Key	0001002427
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000006127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	A
Trading Symbol	CPOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,185,710,072
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,185,710,072
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	26.7%
Automobiles	5.9%
Media	7.0%
Financial Services	7.8%
Broadline Retail	8.0%
Hotels, Restaurants & Leisure	10.8%
Software	14.5%
Information Technology Services	19.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	C
Trading Symbol	MSCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%
AssetsNet	$ 1,185,710,072
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,185,710,072
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	26.7%
Automobiles	5.9%
Media	7.0%
Financial Services	7.8%
Broadline Retail	8.0%
Hotels, Restaurants & Leisure	10.8%
Software	14.5%
Information Technology Services	19.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006130
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	I
Trading Symbol	CPODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,185,710,072
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,185,710,072
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	26.7%
Automobiles	5.9%
Media	7.0%
Financial Services	7.8%
Broadline Retail	8.0%
Hotels, Restaurants & Leisure	10.8%
Software	14.5%
Information Technology Services	19.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216311
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	IR
Trading Symbol	MBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,185,710,072
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,185,710,072
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	26.7%
Automobiles	5.9%
Media	7.0%
Financial Services	7.8%
Broadline Retail	8.0%
Hotels, Restaurants & Leisure	10.8%
Software	14.5%
Information Technology Services	19.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006129
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	L
Trading Symbol	CPOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.64%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%
AssetsNet	$ 1,185,710,072
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,185,710,072
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	26.7%
Automobiles	5.9%
Media	7.0%
Financial Services	7.8%
Broadline Retail	8.0%
Hotels, Restaurants & Leisure	10.8%
Software	14.5%
Information Technology Services	19.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	R6
Trading Symbol	MCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,185,710,072
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,185,710,072
# of Portfolio Holdings	40
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	26.7%
Automobiles	5.9%
Media	7.0%
Financial Services	7.8%
Broadline Retail	8.0%
Hotels, Restaurants & Leisure	10.8%
Software	14.5%
Information Technology Services	19.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports